Range of Assumptions Used to Value Options Granted (Detail) - 2degrees - Employee Stock Option	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	27.50%	25.00%
Expected term (in years)	4 years 9 months 18 days
Risk free interest rate	1.03%
Risk free interest rate, minimum		1.99%
Risk free interest rate, maximum		2.09%
Expected dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		2 years 9 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		3 years 11 months 8 days